Form N-1A Cover	Dec. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Dec. 01, 2025